Leases	12 Months Ended
Mar. 31, 2011
Leases

(19) Leases

Honda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment.

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31	Yen (millions)
2012	¥19,100
2013	13,498
2014	10,872
2015	8,205
2016	6,910
After five years	44,198

Total minimum lease payments	¥102,783

Rental expenses under operating leases were ¥47,921 million, ¥42,435 million and ¥38,641 million, for the years ended March 31, 2009, 2010 and 2011, respectively.